Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
A significant portion of the Company’s revenues relate to fees earned from transactions with or on behalf of AR Capital, LLC and its affiliates, including investment banking fees, services fees, transfer agent fees and wholesale broker-dealer commissions and concessions, in the ordinary course of its trade or business. The Company earned revenues of $713.5 million, $257.3 million and $140.8 million for the years ended December 31, 2013, 2012 and 2011, respectively, from related party products. The receivables for such revenues were $49.4 million and $2.7 million as of December 31, 2013 and 2012, respectively. The Company incurred expenses directly from business activities related to related party products of $459.8 million, $185.8 million and $94.1 million for the years ended December 31, 2013, 2012 and 2011, respectively. The payables to related parties were $5.9 million as of December 31, 2013. The company did not have any payables to related parties as of December 31, 2012.
The Original Operating Subsidiaries were initially capitalized and funded by RCAP Holdings. During the year ended December 31, 2012, Realty Capital Securities received financial support from RCAP Holdings through capital contributions and expense allocation agreements. Through an agreement with an affiliate, Realty Capital Securities was allocated certain operating expenses including occupancy, professional services, communications and data processing, advertising and employee benefits. The total expense allocation for the year ended December 31, 2012, was approximately $0.8 million.
Beginning on January 1, 2013, the affiliate expense allocation arrangement was terminated. Pursuant to the new services agreement, AR Capital, LLC charges the Original Operating Subsidiaries for the services of information technology, human resources, accounting services and office services and facilities. For these services, the Company paid $3.5 million for the year ending December 31, 2013. As of December 31, 2013, the payable for such expenses is $0.3 million.
The Company incurs expenses directly for certain services it receives. The Company either allocates these expenses to the Original Operating Subsidiaries or causes RCAP Holdings to pay its portion based on RCAP Holdings’ ownership interest. Expenses that are directly attributable to a specific Operating Subsidiary are allocated 100% to the appropriate Operating Subsidiary. Expenses that are not specific to an Operating Subsidiary are allocated in proportion to income before taxes, management fees, incentive fees and outperformance fees.  The intercompany receivables and payables for these expenses are eliminated in consolidation and are settled quarterly. For the year ended December 31, 2013, the Original Operating Subsidiaries incurred $2.3 million for such expenses. There were no expenses payable by RCAP Holdings as of December 31, 2013.
From time to time, RCAP Holdings may purchase shares of the Company’s Class A common stock in the secondary market. As of December 31, 2013, RCAP Holdings owned 2.06% of the Company’s Class A common stock outstanding.
Management Agreement. Pursuant to the management agreement, RCS Capital Management implements the Company’s business strategy, as well as the business strategy of the Original Operating Subsidiaries, and performs executive and management services for the Company and Operating Subsidiaries, subject to oversight, directly or indirectly, by the Company’s Board of Directors.
The Company, together with the Original Operating Subsidiaries, pays RCS Capital Management a management fee in an amount equal to 10% of the aggregate U.S. GAAP net income of the Original Operating Subsidiaries, calculated and payable quarterly in arrears, subject to the aggregate U.S. GAAP net income of the Original Operating Subsidiaries being positive for the current and three preceding calendar quarters.
In addition, the Company pays RCS Capital Management an incentive fee, calculated and payable quarterly in arrears, that is based on the Company’s earnings and stock price. The incentive fee is an amount (if such amount is a positive number) equal to the difference between: (1) the product of (x) 20% and (y) the difference between (i) the Company’s Core Earnings, as defined below, for the previous 12-month period, and (ii) the product of (A) the weighted average of the issue price per share of the Company’s common stock of all the Company’s public offerings multiplied by the weighted average number of all shares of common stock outstanding (including any restricted shares of Class A common stock and any other shares of Class A common stock underlying awards granted under the Company’s equity plan) in the previous 12-month period, and (B) 8.0%; and (2) the sum of any incentive fee paid to RCS Capital Management with respect to the first three calendar quarters of such previous 12-month period; provided, however, that no incentive fee is payable with respect to any calendar quarter unless the Company’s Core Earnings for the 12 most recently completed calendar quarters is greater than zero.
Core Earnings is a non-U.S. GAAP measure and is defined as U.S. GAAP net income (loss) of RCS Capital Corporation, excluding non-cash equity compensation expense, management fees, incentive fees, acquisition fees, depreciation and amortization, any unrealized gains, losses or other non-cash items recorded in net income for the period, regardless of whether such items are included in other comprehensive income or loss, or in net income. The amount will be adjusted to exclude one-time events pursuant to changes in U.S. GAAP and certain other non-cash charges after discussions between RCS Capital Management and the independent directors and after approval by a majority of the independent directors.
Such management and incentive fee calculations commenced on June 10, 2013, the date the offering was completed. For periods less than four quarters or 12 months, the calculations are based on a pro rata concept starting with the quarter ended June 30, 2013.
The management fee earned by RCS Capital Management for the period June 10, 2013 (commencement date of the agreement) to December 31, 2013 was $6.0 million, which is the expense recorded by the Company for the year ended December 31, 2013. The payable for such expense is included in accrued expenses - due to related parties within the accompanying consolidated statements of financial condition.
The incentive fee earned by RCS Capital Management for the period June 10, 2013 (commencement date of the agreement) to December 31, 2013, was $0.3 million, which is the expense recorded in other expense by the Company for the year ended December 31, 2013. The payable of $0.3 million for such expense is included in accrued expenses - due to related parties within the accompanying consolidated statements of financial condition.
2013 Manager Multi-Year Outperformance Agreement. The Company entered into the 2013 Manager Multi-Year Outperformance Agreement (the “OPP”), as of June 10, 2013, with the Original Operating Subsidiaries and RCS Capital Management. The OPP provides for performance-based bonus awards to RCS Capital Management up to a maximum award opportunity (“OPP Cap”) that is 5.00% of the Company’s market capitalization on the date of the IPO. The OPP is intended to further align RCS Capital Management’s interests with those of the Company and its stockholders. Under the OPP, RCS Capital Management was granted LTIP Units of the Original Operating Subsidiaries that were to be allocated among Operating Subsidiaries by the independent directors of the Company based upon any reasonable method as determined in their sole discretion. The LTIP Units represent units of equity ownership in the Original Operating Subsidiaries that are structured as profits interest therein. Subject to the OPP Cap, the number of LTIP Units earned under the OPP will be determined based on the Company’s achievement of total return to stockholders, which is referred to as “Total Return” and which includes both share price appreciation and common stock dividends, as measured against a peer group of companies, for the three-year performance period commencing on the commencement date.
Subject to RCS Capital Management’s continued service through each vesting date, 1/3 of any LTIP Units earned will vest on each of the third, fourth and fifth anniversaries of the commencement date. Until such time as the LTIP Units are fully earned in accordance with the provisions of the OPP, the LTIP Units are entitled to distributions equal to 10% of the distributions on the Class C Units of the applicable Operating Subsidiary. After the LTIP Units are fully earned, they are entitled to a catch-up distribution and then the same distributions as the Class C Units of the applicable Operating Subsidiary. At the time RCS Capital Management’s capital account with respect to the LTIP Units is economically equivalent to the Class C Units of the applicable Operating Subsidiary, the applicable LTIP Units will automatically convert into Class C Units of the Operating Subsidiary on a one-to-one basis.
In connection with the OPP, the Company has determined that the LTIP Unit holders were entitled to receive distributions during 2013 amounting to $0.3 million. Such distributions were not made because the Company and the LTIP Unit holders did not believe distributions were payable on the LTIP Units during 2013. RCS Capital Management has agreed to waive all rights to any and all distributions due in 2013. The Company also evaluated the provisions of ASC 480-10-S99 and has concluded the LTIP Units are not currently redeemable.
During the 4th quarter of 2013, The Company determined that the OPP award should be recognized under ASC Topic No. 505, Stock-Based Transactions with Nonemployees, (“ASC 505”) rather than ASC Topic No. 718. Compensation - Stock Compensation. The impact of this change was not material for any prior periods. In accordance with ASC 505, the Company recognizes the fair value of the OPP award over the requisite performance period of the award. The award is remeasured at each reporting date and the amortization of the expense is adjusted accordingly. The fair value of the OPP award was determined utilizing a Monte Carlo simulation technique under a risk-neutral premise. The significant assumptions utilized in determining the fair value of $3.3 million as of December 31, 2013, which is expected to be recognized over a period of three years from the grant date were as follows:
•Risk free rate of 0.55% utilizing the prevailing 2.4-year zero-coupon U.S. treasury yield at the reporting date;
•Expected dividend yield of 3.6%; and
•Volatility of 30.0% based on the historical and implied volatility of the peer group of companies
For the year ended December 31, 2013 the Company recognized $0.5 million of stock-based compensation, which is included in other expenses in the consolidated statements of income.
RCS Advisory Services, LLC — AR Capital, LLC Services Agreement. RCS Advisory entered into a services agreement with AR Capital, LLC, pursuant to which it provides AR Capital, LLC and its subsidiaries with transaction management services (including, transaction management, compliance, due diligence, event coordination and marketing services, among others), in connection with the performance of services to certain AR Capital, LLC sponsored companies.
Registration Rights Agreement. The Company entered into a registration rights agreement with RCAP Holdings and RCS Capital Management pursuant to which the Company will grant (i) RCAP Holdings, its affiliates and certain of its transferees the right, under certain circumstances and subject to certain restrictions, to require the Company to register under the Securities Act shares of its Class A common stock issuable upon exchange of the one Class B Unit in each of the Original Operating Subsidiaries (each such unit, an “Original Operating Subsidiaries Unit”) (and cancellation of corresponding shares of its Class B common stock) held or acquired by them, and (ii) RCS Capital Management, its affiliates and certain of its transferees the right, under certain circumstances and subject to certain restrictions, to require the Company to register under the Securities Act any equity-based awards granted to RCS Capital Management under the equity plan.
Exchange Agreement. RCAP Holdings entered into an exchange agreement with the Company under which RCAP Holdings has the right, from time to time, to exchange its Operating Subsidiaries Units for shares of Class A common stock of the Company on a one-for-one basis. Pursuant to the exchange agreement, the parties have agreed to preserve their relative ownership of the Class A common stock, Class B common stock, Class A Units of the Original Operating Subsidiaries and Class B Units of the Original Operating Subsidiaries and, accordingly, that the transfer of units of an Operating Subsidiary to a transferee thereof shall be accompanied by the simultaneous transfer of an equal number of the same class, series or type of units of the other Operating Subsidiaries to such transfer. In connection with an exchange, a corresponding number of shares of the Company’s Class B common stock will be canceled. Any such exchange by RCAP Holdings will result in dilution of the economic interests of the Company’s public stockholders.
If RCAP Holdings exchanges its Operating Subsidiaries Units for shares of the Company’s Class A common stock, the Company’s membership interests in the Original Operating Subsidiaries will be correspondingly increased and RCAP Holdings’ corresponding shares of Class B common stock will be canceled. Because each share of Class B common stock initially will entitle the holder thereof to four votes, whereas each share of Class A common stock offered hereby will entitle the holder thereof to one vote, and because each share of Class A common stock issued to RCAP Holdings upon exchange of its Operating Subsidiaries Units will correspond to the cancellation of one share of Class B common stock held by RCAP Holdings, an exchange of one Operating Subsidiaries Unit for one share of Class A common stock will decrease the voting power of RCAP Holdings by three votes and consequently increase the voting power of the public stockholders; provided, however, that the Company’s certificate of incorporation provides that so long as any of its Class B common stock remains outstanding, the holders of its Class B common stock always will have a majority of the voting power of its outstanding common stock, and thereby control the Company. The percentages of voting power in the Company will change accordingly.
Amended and Restated Limited Liability Company Agreements of the Original Operating Subsidiaries. The form of the amended and restated limited liability company agreement of each of the Original Operating Subsidiaries was filed as an exhibit to the Quarterly Report on Form 10-Q for the quarterly period ended June 30, 2013. The amended and restated operating agreements provide that going forward, any time the Company issues a share of its Class A common stock, the Company will transfer the net proceeds received by it with respect to such share, if any, to the Original Operating Subsidiaries (allocated among them in accordance with their relative equity values at the time) and each of them shall be required to issue to the Company one Class A Unit. Conversely, if at any time going forward, any shares of its Class A common stock are redeemed by the Company for cash, the Company can cause the Original Operating Subsidiaries, immediately prior to such redemption of the Company’s Class A common stock, to redeem an equal number of Class A Units of each operating subsidiary held by the Company, upon the same aggregate terms and for the same price, as the shares of the Class A common stock are redeemed.
American National Stock Transfer, LLC - Transfer Agent Services Agreement. ANST has entered into a services agreement with AR Capital, LLC, pursuant to which it will provide transfer agent services to AR Capital sponsored REITs. The agreement provides for an initial term of ten years. The agreement provides that each REIT must pay a minimum monthly fee as well as additional ad hoc service fees and related expense reimbursements.
Tax Receivable Agreement. The Company entered into a tax receivable agreement with RCAP Holdings requiring the Company to pay to RCAP Holdings 85% of the amount of the reduction, if any, in U.S. federal, state and local income tax liabilities that the Company realizes (or is deemed to realize upon early termination of the tax receivable agreement or change of control) as a result of the increases in tax basis of its tangible and intangible assets created by RCAP Holdings’ exchanges of its Operating Subsidiaries Units for shares of Class A common stock (with a cancellation of its corresponding shares of the Company’s Class B common stock) pursuant to the exchange agreement. Cash payments pursuant to the tax receivable agreement will be the Company’s obligation. The initial public offering did not generate tax benefits and did not require payments pursuant to this agreement. In general, the Company’s payments under the tax receivable agreement will not be due until after the Company has filed its tax returns for a year in which the Company realizes a tax benefit resulting from an exchange; however, the timing of payments could be accelerated upon an early termination of the tax receivable agreement or change in control which could require payment prior to the Company’s ability to claim the tax benefit on its tax returns. Furthermore, RCAP Holdings will not be required to reimburse the Company for any payments previously made under the tax receivable agreement even if the IRS were to successfully challenge the increase in tax basis resulting from an exchange and, as a result, increase the Company’s tax liability. The accelerated timing of payments and the increase in the Company’s tax liability without reimbursement could affect the cash available to it and could impact its ability to pay dividends.
AR Capital Real Estate Income Fund. As of December 31, 2013, RCS Advisory and Realty Capital Securities had investments in the AR Capital Real Estate Income Fund, an equity mutual fund managed by a related party, of $8.5 million and $5.9 million, respectively. As of December 31, 2012, RCS Advisory and Realty Capital Securities had no such investments.